Shareholders' Equity - Additional Information (Detail) - shares	Dec. 31, 2023	Feb. 28, 2023	Jan. 20, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock shares issued		1,700,000
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Number of securities issued by each warrant	4,105,948		4,105,948
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock shares issued	213,224,868			201,853,695
Common stock shares outstanding	209,118,920			201,853,695
Ordinary B Shares [Member]
Class of Stock [Line Items]
Common stock shares authorized	22,500,000			22,500,000
Common stock shares issued	18,500,000			18,500,000
Common stock shares outstanding	18,500,000			18,500,000